Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Comprehensive income (loss)
Net income (loss)	¥ (35,540)	¥ (3,821)	¥ (2,195)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	12,555	17,250	1,422
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses)	(642)	174	602
Pension related adjustments	342	(1,779)	(6,328)
Total other comprehensive income (loss)	12,255	15,645	(4,304)
Total comprehensive income (loss)	¥ (23,285)	¥ 11,824	¥ (6,499)